PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 3,765
Ending balance	2,743	$ 3,765
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,810	4,820
Additions (cash and non-cash)	422	386
Dispositions	(1,785)	(57)
Acquisitions through business combinations		152
Transfers and assets reclassified as held for sale		(79)
Foreign currency translation and other	(49)	(412)
Ending balance	3,398	4,810
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,045)	(784)
Dispositions	705	36
Transfers and assets reclassified as held for sale		7
Foreign currency translation and other	2	42
Depreciation and impairment expense	(317)	(346)
Ending balance	(655)	(1,045)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	63
Ending balance	19	63
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	63	81
Additions (cash and non-cash)	0	0
Dispositions	(37)	(8)
Acquisitions through business combinations		1
Transfers and assets reclassified as held for sale		(9)
Foreign currency translation and other	(7)	(2)
Ending balance	19	63
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Dispositions	0	0
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	0	0
Depreciation and impairment expense	0	0
Ending balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,071
Ending balance	1,813	2,071
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,298	2,499
Additions (cash and non-cash)	94	95
Dispositions	(272)	0
Acquisitions through business combinations		18
Transfers and assets reclassified as held for sale		(12)
Foreign currency translation and other	(65)	(302)
Ending balance	2,055	2,298
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(227)	(178)
Dispositions	40	0
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	1	14
Depreciation and impairment expense	(56)	(63)
Ending balance	(242)	(227)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	827
Ending balance	348	827
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,355	1,201
Additions (cash and non-cash)	203	198
Dispositions	(1,022)	(19)
Acquisitions through business combinations		80
Transfers and assets reclassified as held for sale		(51)
Foreign currency translation and other	17	(54)
Ending balance	553	1,355
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(528)	(392)
Dispositions	473	13
Transfers and assets reclassified as held for sale		6
Foreign currency translation and other	3	13
Depreciation and impairment expense	(153)	(168)
Ending balance	(205)	(528)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	386
Ending balance	318	386
Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	451	460
Additions (cash and non-cash)	6	3
Dispositions	(66)	(1)
Acquisitions through business combinations		15
Transfers and assets reclassified as held for sale		(1)
Foreign currency translation and other	2	(25)
Ending balance	393	451
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(65)	(44)
Dispositions	15	0
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	(1)	5
Depreciation and impairment expense	(24)	(26)
Ending balance	(75)	(65)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	418
Ending balance	245	418
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	643	579
Additions (cash and non-cash)	119	90
Dispositions	(388)	(29)
Acquisitions through business combinations		38
Transfers and assets reclassified as held for sale		(6)
Foreign currency translation and other	4	(29)
Ending balance	378	643
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(225)	(170)
Dispositions	177	23
Transfers and assets reclassified as held for sale		1
Foreign currency translation and other	(1)	10
Depreciation and impairment expense	(84)	(89)
Ending balance	$ (133)	$ (225)